Leases - Summary of Future Minimum Rental Payments Under Non concealable Leases (Detail) - MBJA and PACKAL [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 40,159	$ 30,287	$ 44,294
Less Than One Year [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	9,979	9,491	8,692
Less Than Two Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	8,029	5,514	4,935
Less Than Three Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	7,394	4,267	4,731
Less Than Four Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	7,253	3,686	3,506
Later than four years and not later than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	6,514	3,548	3,032
More than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 990	$ 3,781	$ 19,398